Commitments And Contingencies (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	May 26, 2013	May 27, 2012
Commitments and Contingencies [Line Items]
Guarantees of leased properties assigned to third parties	$ 4.2	$ 5.4
Fair value of potential payments discounted at pre-tax cost of capital related to guarantee obligations	3.4	4.1
Lease expiration date	fiscal 2015 through fiscal 2021
Workers Compensation And General Liabilities Accrued
Commitments and Contingencies [Line Items]
Standby letters of credit	107.0	99.2
Operating Lease Obligation
Commitments and Contingencies [Line Items]
Standby letters of credit	$ 20.6	$ 20.3